Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Investments	The
following
table sets forth the investments the Group holds as of December 31, 2018 and 2019 respectively.

	As of December 31,
	2018	2019
Equity method investments	81,000	96,622
Non-marketable equity investments	86,501	856,211

	167,501	952,833

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2018

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,694,660	—	1,694,660
Investments
—non-marketable equity investments	—	—	86,501	86,501
Financial guarantee derivative assets	—	—	56,287	56,287

Total Assets	—	1,694,660	142,788	1,837,448

December 31, 2019

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	114,560	—	114,560
Investments
—non-marketable equity investments	—	—	856,211	856,211

Total Assets	—	114,560	856,211	970,771

Summary of Significant Unobservable Inputs used for Fair Value Measurement of Financial Guarantee Derivatives
The following table sets forth the significant unobservable inputs used for fair value measurement of financial guarantee derivatives:

	As of December 31,
	2018	2019
Expected default rate	0.46% - 12.37%	N/A

Summary of Movement of Non-Marketable Investments
The following table sets forth the movement of non-marketable investments measured using Level 3 valuation techniques:

	For the years ended December 31,
	2018	2019
Opening balance	—	86,501
Purchase of non-marketable investments	86,578	771,218
Disposal of non-marketable investments	—	(1,508)
Fair value change	(77)	—

Ending balance	86,501	856,211

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans
The
net
interest income
 recor
ded
 in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest income	46,975	316,193	1,342,289
Less: Interest expense	(15,598)	(60,085)	(235,620)

Net interest income	31,377	256,108	1,106,669

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net	The
following
table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3- 5 years	5%
Computer and electronic equipment	3- 5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1- 5 years	Nil

Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities
The following table sets forth the Group’s quality assurance obligations movement activities for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
Opening balance	473,704	2,062,844	3,819,379
Fair value of newly written guarantee and quality assurance obligation	3,318,432	5,313,489	6,156,826
Release of guarantee and quality assurance payable upon repayment	(2,506,141)	(4,049,457)	(6,718,809)
Contingent liability	2,527,209	3,380,930	6,409,884
Payouts during the year	(4,812,797)	(7,889,277)	(12,299,134)
Recoveries during the year	3,062,437	5,000,850	7,408,007

Ending balance	2,062,844	3,819,379	4,776,153

Schedule of Quality and Assurance Fund Receivable Movement Activities
The following table sets forth the Group’s quality assurance receivables movement activities for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
Opening balance	286,812	1,152,769	2,064,366
Fair value of newly written guarantee and quality assurance obligation	3,318,432	5,313,489	6,156,826
Guarantee fee and quality assurance obligation contribution received from borrowers	(2,479,428)	(4,244,259)	(6,070,412)
Gain (loss) from quality assurance	26,953	(157,633)	(210,520)
Fair value of early repaid investment program *	—	—	1,709,382

Ending balance	1,152,769	2,064,366	3,649,642

* Since November 2019, th
e
 Company early repaid investors of certain investment programs before maturity of the investment program due to our decision to discontinue our online lending information intermediary business. This is regarded as an advance to the borrowers, which resulted in an increase in quality assurance receivable. The initial recognition of such quality assurance relievable was based on best estimate of future cash receipt of the underlying loans.

Schedule of Financial Guarantee Derivative Movement Activities
The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
	2017	2018	2019
Opening balance	167,291	(215,770)	56,287
Initial recognition of and change in fair value of ongoing investor reserve arrangements	(213,958)	114,813	(24,843)
Settlement upon maturity of investor reserve arrangements	(169,103)	157,244	(31,444)

Ending balance	(215,770)	56,287	—

Schedule of Revenue Initial Application Period Cumulative Effect Transition
The following table sets forth the impact to the consolidated statement of comprehensive income for the years ended December 31, 2018 as a result of adoption of ASC Topic 606.

	For the years ended December 31, 2018
	As reported	Amounts without adoption of ASC Topic 606	Effect of change
Loan facilitation service fees	2,919,234	2,141,565	777,669
Post-facilitation service fees	922,797	773,116	149,681
Other Revenue	376,915	793,188	(416,273)

	4,218,946	3,707,869	511,077

Disaggregation of Revenue
The following table set
s
forth the Group’s operating revenue from different service type:

	For the year ended December 31,
	2018		2019
	With quality assurance protection	Without quality assurance protection	With quality assurance protection	Without quality assurance protection
Loan facilitation service fees	2,404,178	515,056	2,984,063	326,812
Post-facilitation service fees	678,518	244,279	1,096,660	103,713
Other revenue
- investment management fee	208,471	—	109,423	—
- borrowers referral fee	—	96,167	—	130,677
- others	54,734	17,543	37,949	66,791
Changes in expected discretionary payment to IRF investors	—	68,619	—	—

	3,345,901	941,664	4,228,095	627,993

Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Summary of Financial Information of VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	752,102	2,025,233
Restricted cash	3,341,985	2,620,706
Short-term investments	1,574,090	—
Account s receivable	800,334	846,454
Quality assurance receivable	2,064,366	3,649,642
Property, equipment and software, net	104,802	103,444
Right of Use assets	—	94,852
Loans and receivables, net of provision for loan losses	—	36,344
Financial guarantee derivative assets	56,287	—
Investments	1,147,569	2,306,831
Deferred tax assets	88,446	122,920
Contract assets	112,103	20,555
Prepaid expenses and other assets	167,817	1,290,996
Total assets	10,209,901	13,117,977

Payable to platform customers	905,034	684,630
Quality assurance payable	3,819,379	4,776,153
Payroll and welfare payable	129,809	115,540
Taxes payable	208,585	32,468
Short-term borrowings	—	85,000
Contract liabilities	158,061	50,166
Deferred tax liabilities	78,268	47,117
Leasing liabilities	—	84,284
Amounts d ue to related parties	1,609,126	3,189,663
Accrued expenses and other liabilities	190,406	237,802
Total liabilities	7,098,668	9,302,823

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	3,900,454	4,250,978	4,684,436
Net profit	730,855	1,604,530	661,808

Net cash provided by operating activities	3,233,966	1,356,887	74,977
Net cash provided by (used in) investing activities	(1,642,454)	(1,031,968)	367,903
Net cash provided by (used in) financing activities	(31,250)	1,043,899	108,972

Net increase in cash, cash equivalents and restricted cash	1,560,262	1,368,818	551,852
Cash, cash equivalents and restricted cash at beginning of year	1,165,007	2,725,269	4,094,087

Cash, cash equivalents and restricted cash at end of year	2,725,269	4,094,087	4,645,939